RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Balances And Transactions
a.	Balances with related parties:

	December 31,
	2025	2024

Trade accounts receivable	320	246
Trade accounts payable	89	38

b.	Transactions with related parties:

	Year ended December 31,
	2025	2024	2023

Revenues	1,664	1,240	769
Purchases, general and administrative expenses	684	489	550